Geographic And Segment Reporting (Schedule Of Geographical Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 857,415		$ 767,097		$ 695,236
Long-lived assets	150,229	[1]	92,697	[1]	96,658	[1]
Concentration Risk, Percentage	10.00%
United States [Member]
Segment Reporting Information [Line Items]
Revenues	503,919		477,255		434,213
Long-lived assets	120,929	[1]	79,422	[1]	81,627	[1]
Ireland [Member]
Segment Reporting Information [Line Items]
Revenues	156,860		104,075		66,103
Long-lived assets	13,747	[1]	5	[1]	10	[1]
Other International [Member]
Segment Reporting Information [Line Items]
Revenues	196,636	[2]	185,767	[2]	194,920	[2]
Long-lived assets	$ 15,553	[1],[2]	$ 13,270	[1],[2]	$ 15,021	[1],[2]
Concentration Risk, Percentage	10.00%

[1]	Includes property and equipment, net and other assets.
[2]	No single location within Other International accounts for greater than 10% of total revenues.